GOODWILL (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
GOODWILL
Goodwill, Acquired During Period	$ 6,504	¥ 45,272	¥ 165,171
Goodwill	$ 30,229			¥ 210,443	$ 23,725	¥ 165,171